Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0001468748
Registrant Name	Kodiak Sciences Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES